Transactions with Vulcan Materials Company (Tables)	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Revenues from Vulcan Materials Company
	2012	2011	2010
Transportation	$5,249	3,036	2,407
Real estate	4,755	4,580	4,725
	$10,004	7,616	7,132